Assets and Liabilities Accounted For Secured Loan (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Ricohs Foreign Subsidiaries Transferred Lease Receivables USD ($)	Mar. 31, 2012 Ricohs Foreign Subsidiaries Transferred Lease Receivables JPY (¥)	Mar. 31, 2011 Ricohs Foreign Subsidiaries Transferred Lease Receivables JPY (¥)
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	$ 8,995,841	¥ 737,659,000	¥ 707,835,000	$ 17,037	¥ 1,397,000	¥ 1,686,000
Long-term finance receivables, net				84,378	6,919,000	6,827,000
Current maturities of long-term indebtedness				17,037	1,397,000	1,686,000
Long-term indebtedness	$ 6,407,744	¥ 525,435,000	¥ 479,423,000	$ 84,378	¥ 6,919,000	¥ 6,827,000